Information by Segment (Tables)	12 Months Ended
Dec. 31, 2018
INFORMATION BY SEGMENT
Summary of Assets and Liabilities by Segment

The following tables present details of this information by segment:

35.2 Generation, distribution and others

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
ASSETS
CURRENT ASSETS	997,843,912	658,599,127	296,453,471	261,378,069	(297,349,611)	135,159,356	996,947,772	1,055,136,552
Cash and cash equivalents	155,591,949	211,027,141	4,969,412	42,594,390	84,610,563	165,834,495	245,171,924	419,456,026
Other current financial assets	39,507,485	20,523,276	62,226	61,887	733,462	41,899	40,303,173	20,627,062
Other current non-financial assets	14,074,044	13,136,459	5,648,807	4,940,347	2,683,237	709,085	22,406,088	18,785,891
Trade and other current receivables	254,374,451	207,208,820	218,310,327	195,505,229	5,485,289	4,254,488	478,170,067	406,968,537
Current accounts receivable from related companies	422,492,265	109,797,820	59,827,152	6,305,806	(428,148,357)	(44,247,580)	54,171,060	71,856,046
Inventories	48,221,915	31,740,903	3,528,174	3,049,576	5,211,554	4,896,463	56,961,643	39,686,942
Current tax assets	63,581,803	65,164,708	4,107,373	8,920,834	32,074,641	3,670,506	99,763,817	77,756,048
Non-current assets classified as held for sale	—	—	—	—	—	—	—	—

NON-CURRENT ASSETS	4,625,205,545	2,895,863,063	982,926,699	893,633,579	882,940,148	850,139,814	6,491,072,392	4,639,636,456
Other non-current financial assets	6,554,114	33,391,398	26,410	26,806	689,145	—	7,269,669	33,418,204
Other non-current non-financial assets	42,006,844	12,853,460	2,600,071	959,679	1,097	—	44,608,012	13,813,139
Trade and other non-current receivables	1,565,812	1,032,922	41,993,899	34,272,234	16,968,132	877,243	60,527,843	36,182,399
Investments accounted for using the equity method	12,873,531	16,912,454	—	—	—	—	12,873,531	16,912,454
Intangible assets other than goodwill	68,776,401	18,607,972	41,963,796	34,236,891	4,632,196	2,326,041	115,372,393	55,170,904
Goodwill	32,500,603	24,860,356	2,240,478	2,240,478	880,303,644	860,156,821	915,044,725	887,257,655
Property, plant and equipment	4,442,872,809	2,788,204,501	893,246,804	821,234,672	(27,471,980)	(23,752,036)	5,308,647,633	3,585,687,137
Investment property	—	—	—	—	7,557,356	8,356,772	7,557,356	8,356,772
Deferred tax assets	18,055,431	—	855,241	662,819	260,558	2,174,973	19,171,230	2,837,792

TOTAL ASSETS	5,623,049,457	3,554,462,190	1,279,380,170	1,155,011,648	585,590,537	985,299,170	7,488,020,164	5,694,773,008

	Generation		Distribution		Holdings, eliminations and others		Total
	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017	12-31-2018	12-31-2017
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
LIABILITIES AND EQUITY
CURRENT LIABILITIES	909,428,562	543,356,500	450,182,594	408,687,871	(142,147,004)	(135,227,725)	1,217,464,152	816,816,646
Other current financial liabilities	196,141,320	18,815,434	2	14	214,524,493	—	410,665,815	18,815,448
Trade and other current payables	317,337,886	309,883,528	156,939,551	176,411,186	80,008,887	69,683,804	554,286,324	555,978,518
Current accounts payable to related companies	337,986,306	122,862,944	258,410,862	207,909,593	(438,460,843)	(211,159,565)	157,936,325	119,612,972
Other current provisions	5,195,377	5,296,635	—	—	393,409	339,536	5,588,786	5,636,171
Current tax liabilities	12,563,801	66,933,261	5,114,119	94,246	—	—	17,677,920	67,027,507
Other current non-financial liabilities	40,203,872	19,564,698	29,718,060	24,272,832	1,387,050	5,908,500	71,308,982	49,746,030

NON-CURRENT LIABILITIES	1,846,575,202	1,022,091,736	63,065,351	61,965,918	686,751,678	6,937,051	2,596,392,231	1,090,994,705
Other non-current financial liabilities	1,028,833,254	781,978,145	—	—	677,000,249	—	1,705,833,503	781,978,145
Trade and other non-current payables	2,556,521	632,642	27,172	27,182	487	—	2,584,180	659,824
Non-current accounts payable to related companies	447,193,802	318,518	—	—	—	—	447,193,802	318,518
Other long-term provisions	91,898,262	63,992,567	13,973,113	14,430,270	—	—	105,871,375	78,422,837
Deferred tax liabilities	260,950,163	160,293,916	21,335,014	18,786,185	(4,205,123)	(6,856,420)	278,080,054	172,223,681
Non-current provisions for employee benefits	15,143,200	14,875,948	27,503,399	28,412,505	13,956,065	13,793,471	56,602,664	57,081,924
Other non-current non-financial liabilities	—	—	226,653	309,776	—	—	226,653	309,776

EQUITY	2,867,045,693	1,989,013,954	766,132,225	684,357,859	40,985,863	1,113,589,844	3,674,163,781	3,786,961,657
Equity attributable to Enel Chile	2,867,045,693	1,989,013,954	766,132,225	684,357,859	40,985,863	1,113,589,844	3,421,228,519	2,983,384,010
Issued capital	1,137,185,366	552,777,321	230,137,980	230,137,980	2,587,168,133	1,446,193,674	3,954,491,479	2,229,108,975
Retained earnings	1,626,928,911	1,398,018,156	852,296,368	769,928,443	(564,427,666)	(416,341,016)	1,914,797,613	1,751,605,583
Share Premium	85,511,492	85,511,492	354,220	354,220	(85,865,712)	(85,865,712)	—	—
Treasury shares	—	—	—		(72,388,009)	—	(72,388,009)
Other reserves	17,419,924	(47,293,015)	(316,656,343)	(316,062,784)	(1,823,500,883)	169,602,898	(2,375,672,564)	(997,330,548)
Non-controlling interests	—	—	—	—	—	—	252,935,262	803,577,647

Total Liabilities and Equity	5,623,049,457	3,554,462,190	1,279,380,170	1,155,011,648	585,590,537	985,299,170	7,488,020,164	5,694,773,008

Summary of Comprehensive Income by Segment

	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018		12-31-2017		12-31-2016
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$		ThCh$
STATEMENT OF COMPREHENSIVE INCOME
REVENUES AND OTHER OPERATING INCOME	1,580,653,088	1,634,937,087	1,659,727,329	1,263,224,072	1,326,658,860	1,315,760,852	(386,715,734)	(438,617,665)	(433,921,362)	2,457,161,426		2,522,978,282		2,541,566,819
Revenues	1,540,352,133	1,599,032,140	1,639,959,816	1,254,943,604	1,322,422,609	1,310,175,226	(384,935,278)	(437,353,167)	(434,291,162)	2,410,360,459		2,484,101,582		2,515,843,880
Energy sales	1,425,942,129	1,457,671,722	1,516,688,442	1,170,129,333	1,180,426,814	1,172,700,558	(393,993,374)	(376,007,978)	(376,745,382)	2,202,078,088		2,262,090,558		2,312,643,618
Other sales	103,779,801	94,452,287	64,638,599	16,411,425	12,741,568	8,968,859	3,154,157	168,942	—	123,345,383		107,362,797		73,607,458
Other services rendered	10,630,203	46,908,131	58,632,775	68,402,846	129,254,227	128,505,809	5,903,939	(61,514,131)	(57,545,780)	84,936,988		114,648,227		129,592,804
Other operating income	40,300,955	35,904,947	19,767,513	8,280,468	4,236,251	5,585,626	(1,780,456)	(1,264,498)	369,800	46,800,967		38,876,700		25,722,939
RAW MATERIALS AND CONSUMABLES USED	(709,506,221)	(903,978,006)	(895,060,114)	(972,499,918)	(1,055,708,050)	(1,042,329,385)	389,829,023	444,899,135	439,969,919	(1,292,177,116)	0	(1,514,786,921)	0	(1,497,419,580)
Energy purchases	(213,114,437)	(346,954,692)	(335,731,822)	(926,385,346)	(938,067,783)	(936,965,119)	391,853,181	382,587,604	380,950,057	(747,646,602)	0	(902,434,871)	0	(891,746,884)
Fuel consumption	(231,028,169)	(280,739,362)	(295,148,838)	—	—	—	—	—	—	(231,028,169)	0	(280,739,362)	0	(295,148,838)
Transportation expenses	(154,044,158)	(152,869,838)	(192,502,995)	(9,816,883)	(63,009,956)	(60,454,433)	(3,014,761)	60,000,545	57,834,310	(166,875,802)	0	(155,879,249)	0	(195,123,118)
Other miscellaneous supplies and services	(111,319,457)	(123,414,114)	(71,676,459)	(36,297,689)	(54,630,311)	(44,909,833)	990,603	2,310,986	1,185,552	(146,626,543)	0	(175,733,439)	0	(115,400,740)
CONTRIBUTION MARGIN	871,146,867	730,959,081	764,667,215	290,724,154	270,950,810	273,431,467	3,113,289	6,281,470	6,048,557	1,164,984,310		1,008,191,361		1,044,147,239
Other work performed by the entity and capitalized	8,663,737	7,226,484	9,758,304	6,667,947	6,630,130	6,338,547	1,379,279	532,373	1	16,710,963		14,388,987		16,096,852
Employee benefits expense	(61,991,737)	(54,222,470)	(60,350,072)	(32,598,818)	(38,449,551)	(35,557,457)	(28,539,779)	(28,831,756)	(28,190,899)	(123,130,334)		(121,503,777)		(124,098,428)
Other expenses	(104,190,567)	(102,821,020)	(119,303,215)	(64,179,201)	(61,942,592)	(52,077,948)	1,159,747	2,939,538	612,026	(167,210,021)		(161,824,074)		(170,769,137)
GROSS OPERATING INCOME	713,628,300	581,142,075	594,772,232	200,614,082	177,188,797	192,134,609	(22,887,464)	(19,078,375)	(21,530,315)	891,354,918		739,252,497		765,376,526
Depreciation and amortization expense	(179,901,682)	(117,337,553)	(132,600,381)	(36,677,957)	(36,685,324)	(30,399,304)	1,392,339	1,338,771	1,339,075	(215,187,300)		(152,684,106)		(161,660,610)
Impairment losses (reversal of impairment losses) recognized in profit or loss	(106,264)	55,494	(30,785,531)	(4,676,808)	(7,993,311)	(5,141,179)	(779,825)	—	—	(5,562,897)		(7,937,817)		(35,926,710)
OPERATING INCOME	533,620,354	463,860,016	431,386,320	159,259,317	132,510,162	156,594,126	(22,274,950)	(17,739,604)	(20,191,240)	670,604,721		578,630,574		567,789,206
FINANCIAL RESULT	(86,621,659)	(36,610,248)	(35,678,632)	6,088,801	6,411,837	8,579,316	(30,342,206)	7,783,757	6,616,146	(110,875,064)		(22,414,654)		(20,483,170)
Financial income	8,727,356	5,273,672	6,150,751	11,166,433	12,894,635	14,289,185	40,679	3,494,381	2,665,965	19,934,468		21,662,688		23,105,901
Cash and cash equivalents	5,673,621	3,077,708	2,150,797	1,633,373	1,975,564	1,680,365	2,305,581	3,323,751	—	9,612,575		8,377,023		3,831,162
Other financial income	3,053,735	2,195,964	3,999,954	9,533,060	10,919,071	12,608,820	(2,264,902)	170,630	2,665,965	10,321,893		13,285,665		19,274,739
Financial costs	(82,878,715)	(50,851,829)	(55,701,778)	(6,724,490)	(7,094,366)	(6,488,659)	(32,580,984)	4,435,313	3,991,055	(122,184,189)		(53,510,882)		(58,199,382)
Bank borrowings	(9,269,535)	(261)	(2,033,835)	(5,374)	(12,299)	(476)	(11,426,865)	(25)	—	(20,701,774)		(12,585)		(2,034,311)
Secured and unsecured obligations	(43,965,839)	(42,708,253)	(44,268,489)	—	—	—	(18,289,461)	—	—	(62,255,300)		(42,708,253)		(44,268,489)
Other	(29,643,341)	(8,143,315)	(9,399,454)	(6,719,116)	(7,082,067)	(6,488,183)	(2,864,658)	4,435,338	3,991,055	(39,227,115)		(10,790,044)		(11,896,582)
Profit (loss) from indexed assets and liabilities	(2,480,291)	145,608	606,075	1,616,607	761,262	974,891	45,538	9,796	50,874	(818,146)		916,666		1,631,840
Foreign currency exchange differences	(9,990,009)	8,822,301	13,266,320	30,251	(149,694)	(196,101)	2,152,561	(155,733)	(91,748)	(7,807,197)		8,516,874		12,978,471
Positive	26,031,044	19,563,838	48,546,664	209,555	58,288	609,359	3,851,302	134,942	65,643	30,091,901		19,757,068		49,221,666
Negative	(36,021,053)	(10,741,537)	(35,280,344)	(179,304)	(207,982)	(805,460)	(1,698,741)	(290,675)	(157,391)	(37,899,098)		(11,240,194)		(36,243,195)
Share of profit of associates accounted for using the equity method	3,190,240	(2,696,904)	7,878,201	—	—	1,818	—	—	(1,819)	3,190,240		(2,696,904)		7,878,200
Other gains (losses)	3,434,503	113,088,869	121,490,974	—	157,458	(831)	(24,124)	(5,131)	(81)	3,410,379		113,241,196		121,490,062
Gain (loss) from other investments	409,954	105,462,769	121,457,430	—	4,026	(831)	(24,124)	(5,131)	(81)	385,830		105,461,664		121,456,518
Gain (loss) from the sale of property, plant and equipment	3,024,549	7,626,100	33,544	—	153,432	—	—	—	—	3,024,549		7,779,532		33,544
Income before tax	453,623,438	537,641,733	525,076,863	165,348,118	139,079,457	165,174,429	(52,641,280)	(9,960,978)	(13,576,994)	566,330,276		666,760,212		676,674,298
Income tax	(113,783,941)	(112,099,519)	(83,216,935)	(42,967,123)	(34,030,322)	(32,589,362)	3,268,545	2,787,540	4,403,115	(153,482,519)		(143,342,301)		(111,403,182)
Net income from continuing operations	339,839,497	425,542,214	441,859,928	122,380,995	105,049,135	132,585,067	(49,372,735)	(7,173,438)	(9,173,879)	412,847,757		523,417,911		565,271,116
Net income from discontinued operations	—	—	—	—	—	—	—	—	—	—		—		—
NET INCOME	339,839,497	425,542,214	441,859,928	122,380,995	105,049,135	132,585,067	(49,372,735)	(7,173,438)	(9,173,879)	412,847,757		523,417,911		565,271,116
Net income attributable to:	339,839,497	425,542,214	441,859,928	122,380,995	105,049,135	132,585,067	(49,372,735)	(7,173,438)	(9,173,879)	412,847,757		523,417,911		565,271,116
Shareholders of Enel Chile	—	—	—	—	—	—	—	—	—	361,709,937		349,382,642		384,159,865
Non-controlling interests	—	—	—	—	—	—	—	—	—	51,137,820		174,035,269		181,111,251

Summary of Cash Flow by Segment

	Generation			Distribution			Holdings, eliminations and others			Total
	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016	12-31-2018	12-31-2017	12-31-2016
Line of Business	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
STATEMENT OF CASH FLOWS
Cash flows from (used in) operating activities	638,607,494	488,167,382	490,177,558	117,692,384	170,628,958	148,354,968	(20,774,356)	(23,182,620)	(23,847,670)	735,525,522	635,613,720	614,684,856
Cash flows from (used in) investing activities	(451,284,432)	(91,867,647)	(34,631,759)	(123,070,452)	(74,464,531)	(55,007,620)	(1,307,204,810)	19,866,401	26,150,787	(1,881,559,694)	(146,465,777)	(63,488,592)
Cash flows from (used in) financing activities	(249,051,150)	(301,835,211)	(374,835,378)	(32,268,227)	(76,923,085)	(88,519,047)	1,247,896,253	61,162,775	17,487,453	966,576,876	(317,595,521)	(445,866,972)